Fair Value Measurements - Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Trading deposits [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	$ 3,679	$ 2,940	$ 3,024	$ 2,521
Total realized and unrealized (gains) losses included in income	(11)	86	275	78
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements purchases	(117)	(112)	(350)	(321)
Movements issuances	552	321	1,321	1,421
Movements others	(284)	(137)	(451)	(587)
Transfer Into Level 3				4
Transfers Out of Level 3		(48)		(66)
Fair value ending balance	3,819	3,050	3,819	3,050
Change in Unrealized gain (losses) on instruments still held	(36)	72	185	41
Derivative financial liabilities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	889	756	659	960
Total realized and unrealized (gains) losses included in income	50	66	366	(29)
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements purchases	(17)	(16)	(58)	(63)
Movements issuances	41	48	155	150
Movements others	(75)	(11)	(238)	(177)
Transfer Into Level 3		(1)	4	(1)
Transfers Out of Level 3	(3)	3	(3)	5
Fair value ending balance	885	845	885	845
Change in Unrealized gain (losses) on instruments still held	49	66	342	(18)
Derivative financial liabilities [member] | Interest rate contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	77	69	63	70
Total realized and unrealized (gains) losses included in income	4	(6)	20	(6)
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements others	5	4	3	3
Fair value ending balance	86	67	86	67
Change in Unrealized gain (losses) on instruments still held	7	(4)	22	(6)
Derivative financial liabilities [member] | Foreign exchange contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	2	(1)	(1)	(1)
Total realized and unrealized (gains) losses included in income	1	1	2	1
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements others		3	(2)	3
Transfer Into Level 3		(1)	4	(1)
Transfers Out of Level 3	(3)	1	(3)	1
Fair value ending balance		3		3
Change in Unrealized gain (losses) on instruments still held	1	2	2	2
Derivative financial liabilities [member] | Equity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	825	711	624	893
Total realized and unrealized (gains) losses included in income	24	87	319	17
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements purchases	(17)	(16)	(58)	(63)
Movements issuances	41	48	155	150
Movements others	(80)	(26)	(247)	(195)
Transfers Out of Level 3		2		4
Fair value ending balance	793	806	793	806
Change in Unrealized gain (losses) on instruments still held	24	82	304	16
Derivative financial liabilities [member] | Commodity contracts [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	(15)	(23)	(27)	(2)
Total realized and unrealized (gains) losses included in income	21	(16)	25	(41)
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements others		8	8	12
Fair value ending balance	6	(31)	6	(31)
Change in Unrealized gain (losses) on instruments still held	17	(14)	14	(30)
Financial liabilities designated at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	13	16	14	7
Total realized and unrealized (gains) losses included in income	(26)	(9)	(66)	9
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements issuances	59	34	108	94
Movements others	(16)	(19)	(26)	(88)
Fair value ending balance	30	22	30	22
Change in Unrealized gain (losses) on instruments still held	(13)	(5)	(43)	6
Obligations Related to Securities Sold Short [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		4
Total realized and unrealized (gains) losses included in OCI	0	0	0	0
Movements others		(4)		(4)
Transfer Into Level 3				4
Trading loans, securities, and other [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	66	150	20	14
Total realized and unrealized gains (losses) included in income			1	(2)
Movements purchases	3	36	3	38
Movements issuances	0	0	0	0
Movements others	(52)	(16)	(72)	(16)
Transfer Into Level 3	1	26	68	172
Transfers Out of Level 3	(13)	(127)	(15)	(137)
Fair value ending balance	5	69	5	69
Change in Unrealized gain (losses) on instruments still held				(2)
Trading loans, securities, and other [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	46		3
Movements purchases		1		1
Movements issuances	0	0	0	0
Movements others	(46)		(50)
Transfer Into Level 3			47
Fair value ending balance		1		1
Trading loans, securities, and other [member] | Other debt securities [member] | Canadian issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	2	1	1	6
Movements purchases	1		1
Movements issuances	0	0	0	0
Movements others	(2)		(2)	(4)
Transfer Into Level 3	1		2	1
Transfers Out of Level 3	(1)		(1)	(2)
Fair value ending balance	1	1	1	1
Change in Unrealized gain (losses) on instruments still held				(1)
Trading loans, securities, and other [member] | Other debt securities [member] | Other issuers [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	18	149	16	8
Total realized and unrealized gains (losses) included in income			1	(2)
Movements purchases	2	35	2	37
Movements issuances	0	0	0	0
Movements others	(4)	(16)	(20)	(12)
Transfer Into Level 3		26	19	171
Transfers Out of Level 3	(12)	(127)	(14)	(135)
Fair value ending balance	4	67	4	67
Change in Unrealized gain (losses) on instruments still held				(1)
Non trading financial assets at fair value through profit or loss [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	467	375	427	320
Total realized and unrealized gains (losses) included in income	27	9	86	32
Total realized and unrealized gains (losses) included in OCI	(1)		1
Movements purchases	78	16	239	49
Movements issuances	0	0	0	0
Movements others	(47)	(7)	(229)	(8)
Fair value ending balance	524	393	524	393
Change in Unrealized gain (losses) on instruments still held	11	7	18	26
Non trading financial assets at fair value through profit or loss [member] | Securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	447	356	408	305
Total realized and unrealized gains (losses) included in income	24	9	82	34
Total realized and unrealized gains (losses) included in OCI	(1)		1
Movements purchases	75	15	234	42
Movements issuances	0	0	0	0
Movements others	(26)	(7)	(206)	(8)
Fair value ending balance	519	373	519	373
Change in Unrealized gain (losses) on instruments still held	11	7	17	28
Non trading financial assets at fair value through profit or loss [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	20	19	19	15
Total realized and unrealized gains (losses) included in income	3		4	(2)
Movements purchases	3	1	5	7
Movements issuances	0	0	0	0
Movements others	(21)		(23)
Fair value ending balance	5	20	5	20
Change in Unrealized gain (losses) on instruments still held			1	(2)
Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,605	2,441	2,413	2,428
Total realized and unrealized gains (losses) included in income		11	24	18
Total realized and unrealized gains (losses) included in OCI	(5)	(9)	(16)	13
Movements purchases	5	5	24	12
Movements issuances	0	0	0	0
Movements others	(30)	(1)	(307)	(24)
Transfers Out of Level 3			(563)
Fair value ending balance	1,575	2,447	1,575	2,447
Change in Unrealized gain (losses) on instruments still held	(5)	(9)	(24)	11
Financial assets at fair value through other comprehensive income [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		204	200	203
Total realized and unrealized gains (losses) included in income		6	24	9
Total realized and unrealized gains (losses) included in OCI		(9)		(11)
Movements issuances	0	0	0	0
Movements others			(224)
Fair value ending balance		201		201
Change in Unrealized gain (losses) on instruments still held		(9)		(11)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Asset-backed securities [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance		549	562	553
Total realized and unrealized gains (losses) included in OCI		(1)		(2)
Movements issuances	0	0	0	0
Movements others		8		5
Transfers Out of Level 3			(562)
Fair value ending balance		556		556
Change in Unrealized gain (losses) on instruments still held		(1)		(2)
Financial assets at fair value through other comprehensive income [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	23	103	24	95
Total realized and unrealized gains (losses) included in income		5		9
Total realized and unrealized gains (losses) included in OCI		(3)	(1)	3
Movements issuances	0	0	0	0
Movements others		(24)		(26)
Fair value ending balance	23	81	23	81
Change in Unrealized gain (losses) on instruments still held		(3)	(1)	3
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Common shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	1,532	1,455	1,492	1,469
Total realized and unrealized gains (losses) included in OCI	(1)	(2)	(1)	(4)
Movements purchases	5	5	23	12
Movements issuances	0	0	0	0
Movements others	(30)	15	(8)	(4)
Fair value ending balance	1,506	1,473	1,506	1,473
Change in Unrealized gain (losses) on instruments still held	(1)	(2)	(2)	(6)
Financial assets at fair value through other comprehensive income [member] | Equity securities [member] | Preferred shares [member]
Disclosure of fair value measurement of assets and liabilities [Line Items]
Fair value beginning balance	50	130	135	108
Total realized and unrealized gains (losses) included in OCI	(4)	6	(14)	27
Movements purchases			1
Movements issuances	0	0	0	0
Movements others			(75)	1
Transfers Out of Level 3			(1)
Fair value ending balance	46	136	46	136
Change in Unrealized gain (losses) on instruments still held	$ (4)	$ 6	$ (21)	$ 27